INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
INVESTMENTS
Schedule of long term investments

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$
Carrying amount of equity investments without readily determinable fair value	5,058	4,829
Carrying amount of equity method investments	2,991	1,569
Carrying amount of long-term investments	8,049	6,398